Paradigm Select Fund
		Schedule of Investments
		March 31, 2023 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
31,300	Ducommun Incorporated *		$ 1,712,423	1.84%

Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *		1,328,646	1.43%

Electrical Work
28,850	EMCOR Group Inc.		4,690,721	5.05%

Electromedical & Electrotherapeutic Apparatus
10,200	Masimo Corporation *		1,882,308	2.02%

Electronic Computers
30,000	Omnicell, Inc. *		1,760,100	1.89%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.		783,675	0.84%

General Industrial Machinery & Equipment
12,200	Regal Rexnord Corp.		1,716,906
82,400	Zurn Elkay Water Solutions Corp.		1,760,064
			3,476,970	3.73%

Industrial Organic Chemicals
25,700	Sensient Technologies Corporation		1,967,592	2.12%

Instruments For Measurement & Testing of Electricity & Electric Signals
33,650	Teradyne, Inc.		3,617,712	3.89%

Laboratory Analytical Instruments
31,800	PerkinElmer Inc.		4,237,668	4.56%

Measuring & Controlling Devices, NEC
18,300	Onto Innovation Inc. *		1,608,204	1.73%

Miscellaneous Manufacturing Industries
14,600	Hillenbrand, Inc.		693,938	0.75%

Optical Instruments & Lenses
50,000	Coherent Corp. *		1,904,000	2.05%

Pharmaceutical Preparations
30,000	Organon & Co.		705,600	0.76%

Plastics Products
20,000	Entegris, Inc.		1,640,200	1.76%

Printed Circuit Boards
25,400	Jabil Circuit, Inc.		2,239,264	2.41%

Retail - Catalog & Mail-Order Houses
11,700	Insight Enterprises, Inc. *		1,672,632	1.80%

Retail - Family Clothing Stores
62,000	American Eagle Outfitters, Inc.		833,280	0.90%

Retail - Lumber & Other Building Materials Dealers
54,825	Builders FirstSource, Inc. *		4,867,363	5.23%

Retail - Radio, TV & Consumer Electronics Stores
40,700	Best Buy Co., Inc.		3,185,589	3.43%

Retail - Retail Stores, NEC
14,900	IAC/InterActiveCorp. *		768,840	0.83%
Retail - Shoe Stores
68,300	Foot Locker, Inc.		2,710,827	2.92%

Search, Detection, Navigation, Guidance, Aeronautical Systems
18,100	Garmin Ltd. (Switzerland)		1,826,652	1.96%

Semiconductors & Related Devices
80,175	Kulicke & Soffa Industries Inc. (Singapore)		4,224,421
75,700	Marvell Technology, Inc.		3,277,810
40,000	MaxLinear, Inc. *		1,408,400
12,800	Qorvo, Inc. *		1,300,096
25,000	Skyworks Solutions, Inc.		2,949,500
			13,160,227	14.15%

Services - Help Supply Services
98,825	Kforce Inc.		1,639,507
68,325	Kelly Services, Inc. - Class A		4,320,873
			5,960,380	6.41%

Services - Medical Laboratories
62,600	Natera, Inc. *		3,475,552	3.74%

Services - Prepackaged Software
11,100	Consensus Cloud Solutions Inc. *		378,399
32,100	Progress Software Corporation		1,844,145
			2,222,544	2.39%

Services - Skilled Nursing Care Facilities
17,100	The Ensign Group, Inc.		1,633,734	1.76%

Steel Pipe & Tubes
15,750	ATI, Inc. *		621,495	0.67%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
13,800	Carpenter Technology Corporation		617,688	0.66%

Surgical & Medical Instruments & Apparatus
85,000	Globus Medical, Inc. - Class A *		4,814,400	5.18%

Title Insurance
5,900	Fidelity National Financial, Inc.		206,087	0.22%

Wholesale - Computers & Peripheral Equipment & Software
18,000	TD SYNNEX Corporation		1,742,220	1.87%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
22,000	EnerSys		1,911,360	2.06%

Wholesale - Lumber & Other Construction Materials
42,000	Boise Cascade Company		2,656,500	2.86%

Total for Common Stocks (Cost $69,540,486)			89,136,391	95.87%

REAL ESTATE INVESTMENT TRUSTS
8,400	Mid-America Apartment Communities Inc.		1,268,736	1.36%
Total for Real Estate Investment Trusts (Cost $924,583)

MONEY MARKET FUNDS
2,598,806	SEI Daily Income Trust Government Fund CL F 4.47% **		2,598,806	2.80%
Total for Money Market Funds (Cost $2,598,806)

Total Investment Securities			93,003,933	100.03%
	(Cost $73,063,875)

Liabilities in Excess of Other Assets			(31,926)	-0.03%

Net Assets			$ 92,972,007	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2023.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2023, was $73,063,875. At March 31, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 26,869,733
	Unrealized Depreciation		(6,929,675)
	Unrealized Appreciation		$ 19,940,058

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Committee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2023:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 89,136,391	$ -	$ -	$ 89,136,391
Real Estate Investment Trusts	1,268,736	-	-	1,268,736
Money Market Funds	2,598,806	-	-	2,598,806
Total	$ 93,003,933	$ -	$ -	$ 93,003,933

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended March 31, 2023.